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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number: _____
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MPM BioEquities Adviser, LLC
Address:  601 Gateway Boulevard, Suite 350
          South San Francisco, CA 94080

13 File Number: 28-108358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert W. Liptak
Title: Chief Financial Officer
Phone: 617-425-9216

Signature, Place and Date of Signing:

  /s/ Robert W. Liptak         South San Francisco, CA              11/10/05
------------------------     ---------------------------          ------------
      [Signature]                   [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number               Name

     28-________________                ________________________________________

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
                                                    Form 13F Information Table

                                                                                                                 VOTING AUTHORITY
----------------------------------------------------------------------------------------------------------------------------------
                                                          VALUE      SHARES/   SH/   PUT/  INVSTMT    OTHER
NAME OF ISSUER                  TITLE OF CLASS   CUSIP   x($1000)    PRN AMT   PRN   CALL  DISCRETN  MANAGERS   SOLE   SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
ABGENIX INC COM STK             COMMON STOCK   00339B107     1805     142330   SH           SOLE                142330      0    0
ADAMS RESPIRATORY THERAPEUTICS  COMMON STOCK   00635P107      969      30000   SH           SOLE                 30000      0    0
ALKERMES INC CONV               CONVRT BONDS   01642TAD0     3121    2450000   PRN          SOLE               2450000      0    0
ALEXION PHARMACEUTICALS INC     COMMON STOCK   015351109     2804     101428   SH           SOLE                101428      0    0
AMGEN INC                       COMMON STOCK   031162100     2215      27800   SH           SOLE                 27800      0    0
AMYLIN PHARMACEUTICALS INC      COMMON STOCK   032346108     1663      47800   SH           SOLE                 47800      0    0
ANADYS PHARMACEUTICALS          COMMON STOCK   03252Q408     1525     142900   SH           SOLE                142900      0    0
ARRAY BIOPHARMA                 COMMON STOCK   04269X105     2641     367800   SH           SOLE                367800      0    0
AUXILIUM PHARMACEUTICALS        COMMON STOCK   05334D107     2032     408059   SH           SOLE                408059      0    0
AVANIR PHARMACEUTICALS          COMMON STOCK   05348P104     2398     775900   SH           SOLE                775900      0    0
BARRIER THERAPEUTICS INC        COMMON STOCK   06850R108     3157     376337   SH           SOLE                376337      0    0
CELGENE CORP                    COMMON STOCK   151020104     2455      45200   SH           SOLE                 45200      0    0
COLEY PHARMACEUTICALS           COMMON STOCK   19388P106     1119      61500   SH           SOLE                 61500      0    0
COTHERIX INC                    COMMON STOCK   22163T103     4159     298101   SH           SOLE                298101      0    0
CRITICAL THERAPEUTICS           COMMON STOCK   22674T105     2369     251449   SH           SOLE                251449      0    0
CURAGEN CORP                    COMMON STOCK   23126R101     2806     566800   SH           SOLE                566800      0    0
CURIS INC                       COMMON STOCK   231269101      946     206000   SH           SOLE                206000      0    0
CV THERAPEUTICS INC             COMMON STOCK   126667104     2274      85000   SH           SOLE                 85000      0    0
DEPOMED INC                     COMMON STOCK   249908104     3493     538997   SH           SOLE                538997      0    0
DYAX CORP                       COMMON STOCK   26746E103     1118     200000   SH           SOLE                200000      0    0
FAVRILLE INC                    COMMON STOCK   312088404     1053     231400   SH           SOLE                231400      0    0
HEMOSENSE INC                   COMMON STOCK   423691104     1856     225000   SH           SOLE                225000      0    0
IMCLONE SYSTEM INC              COMMON STOCK   45245W109     2082      66200   SH           SOLE                 66200      0    0
INDEVUS PHARMACEUTICALS INC     COMMON STOCK   454072109     1984     688818   SH           SOLE                688818      0    0
INHIBITEX INC                   COMMON STOCK   45719T103     3000     294800   SH           SOLE                294800      0    0
INTRABIOTICS PHARMACEUTICALS    COMMON STOCK   46116T506     2209     603668   SH           SOLE                603668      0    0
ISTA PHARMACEUTICALS INC        COMMON STOCK   45031X204     1706     257000   SH           SOLE                257000      0    0
LEXICON GENETIC                 COMMON STOCK   528872104     1569     395300   SH           SOLE                395300      0    0
MAXYGEN INC                     COMMON STOCK   577776107     1162     140186   SH           SOLE                140186      0    0
MEDAREX INC                     COMMON STOCK   583916101     2636     276900   SH           SOLE                276900      0    0
MEDIMMUNE INC COM               COMMON STOCK   584699102     4561     135550   SH           SOLE                135550      0    0
NABI BIOPHARMACEUTICALS         COMMON STOCK   629519109      969      74000   SH           SOLE                 74000      0    0
NEKTAR THERAPEUTICS             COMMON STOCK   640268108     3931     231900   SH           SOLE                231900      0    0
NEOSE TECHNOLOGIES INC          COMMON STOCK   640522108     1563     664970   SH           SOLE                664970      0    0
NITROMED INC                    COMMON STOCK   654798503      986      54800   SH           SOLE                 54800      0    0
NPS PHARMACEUTICALS             COMMON STOCK   62936P103     1517     150000   SH           SOLE                150000      0    0
ONYX PHARMACEUTICALS            COMMON STOCK   683399109     3526     141200   SH           SOLE                141200      0    0
OSI PHARMACEUTICALS INC         COMMON STOCK   671040103     3627     124040   SH           SOLE                124040      0    0
ORCHID CELLMARK INC             COMMON STOCK   68573C107     1859     218660   SH           SOLE                218660      0    0
POZEN INC                       COMMON STOCK   73941U102      550      50000   SH           SOLE                 50000      0    0
REGENERON PHARMACEUTICALS INC   COMMON STOCK   75886F107     1609     169574   SH           SOLE                169574      0    0
RENOVIS INC                     COMMON STOCK   759885106      566      41800   SH           SOLE                 41800      0    0
RIGEL PHARMACEUTICALS           COMMON STOCK   766559603      637      26781   SH           SOLE                 26781      0    0
SEATTLE GENETIC INC             COMMON STOCK   812578102      809     154112   SH           SOLE                154112      0    0
SEPRACOR INC                    COMMON STOCK   817315104     3480      59000   SH           SOLE                 59000      0    0
SONUS PHARMACEUTICALS INC       COMMON STOCK   835692104     1730     407054   SH           SOLE                407054      0    0
SUNESIS PHARMACEUTICALS INC     COMMON STOCK   867328502     1338     200000   SH           SOLE                200000      0    0
TELIK INC                       COMMON STOCK   87959M109     2893     176824   SH           SOLE                176824      0    0
TERCICA INC                     COMMON STOCK   88078L105     1290     114390   SH           SOLE                114390      0    0
THERAVANCE INC                  COMMON STOCK   88338T104     2321     110300   SH           SOLE                110300      0    0

S REPORT SUMMARY                50 Data Records            104085            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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